Accounts Payable, Accrued Liabilities and Other (Tables)	6 Months Ended
Jun. 30, 2019
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts Payable, Accrued Liabilities and Other

	June 30, 2019	December 31, 2018
	$	$
Accounts payable	117,408	31,201
Accrued liabilities
Voyage and vessel expenses	113,748	98,135
Interest	31,582	47,731
Payroll and related liabilities	31,623	34,849
Distributions payable	6,486	6,426
Short-term debt	15,000	—
Deferred revenues – current	31,012	30,108
In-process revenue contracts – current	5,933	5,930
Office lease liability – current (note 2)	3,230	—
	356,022	254,380